Partners' Capital - Partnership Units (Table) (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Partners' Capital [Abstract]
Common units	127,246,692	122,094,633
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	142,670,014	137,517,955